Share-based compensation - Schedule of changes in number of share options (Details) - Stock options	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance | Share	1,454,943	485,159
Granted | Share	1,082,639	1,363,322
Exercised | Share	(22,382)	(82,094)
Forfeited | Share		(12,438)
Cancelled | Share	(822,137)	(299,006)
Closing Balance | Share	1,693,063	1,454,943
Exercisable | Share	1,528,186	1,200,242
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 21.96	$ 74.53
Weighted average exercise price, Granted | $ / shares	4.14	20.68
Weighted average exercise price, Exercised | $ / shares	2.61	10.02
Weighted average exercise price, Forfeited | $ / shares		56.28
Weighted average exercise price, Cancelled | $ / shares	31.65	115.80
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	6.11	21.96
Weighted average exercise price, Exercisable | $ / shares	$ 6.13	$ 21.24